Accrued and Other Liabilities - Other Liabilities (Details) - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jan. 02, 2022
Other Liabilities Disclosure [Abstract]
Accrued income taxes - noncurrent (Note 11)	$ 363	$ 584	$ 603
Noncurrent lease liability	85	81	82
Other noncurrent accrued liabilities	68	62	71
Other liabilities	$ 516	$ 727	$ 756